INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2022
Investment In Associate
Schedule of investment associate

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2022	Voting Rights Held as of March 31, 2021
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

Schedule of investment in Stimunity S.A.

	As of and for the Years Ended March 31,
(In thousands)	2022	2021

Balance, beginning of year	$1,735	$1,225
Additional investment	–	1,000
Share of (loss)	(62)	(490)
Balance, end of year	$1,673	$1,735

Schedule of details of the Company's associate

	As of March 31,
(In millions)	2022	2021
	(Unaudited)	(Unaudited)
Current assets	$1.8	$1.6
Non-current assets	$–	$–

Current liabilities	$0.6	$0.7
Non-current liabilities	$0.1	$.01
Equity	$1.1	$0.8

Company's share in equity – 44.0% and 44.0%	$0.5	$0.4

	Years Ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
Revenue	$0.2	$0.1
Loss from operations	$(0.8)	$(1.5)
Net loss	$(0.4)	$(1.1)